Annual Total Returns- Vanguard Total Bond Market Index Fund (Institutional Select) [BarChart] - Institutional Select - Vanguard Total Bond Market Index Fund - Institutional Select Shares	2017	2018	2019	2020
Total	3.60%	0.01%	8.76%	7.76%